Accounts receivable	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	Accounts receivable

	Note	December 31, 2022	December 31, 2021
Trade	9	$39,625	$51,774
Holdbacks		372	380
Accrued trade receivables		33,207	12,266
Contract receivables		$73,204	$64,420
Other		10,607	4,367
		$83,811	$68,787